Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2020
Accrued Expenses and Other Liabilities [Abstract]
Accrued Expenses and Other Liabilities
Note 14 – Accrued Expenses and Other Liabilities

The liabilities comprising “Accrued expenses and other liabilities” as of June 30, 2020 and December 31, 2019 are summarized in the following table (dollars in thousands):

Accrued Expenses and Other Liabilities

	June 30, 2020	December 31, 2019
Accrued interest payable	$1,757	$10,779
Accrued expenses	3,078	5,090
Total accrued expenses and other liabilities	$4,835	$15,869